UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

Alpha Architect ETF Trust
(Exact name of registrant as specified in charter)

213 Foxcroft Road Broomall, PA 19008
(Address of principal executive offices) (Zip code)

213 Foxcroft Road Broomall, PA 19008
(Name and address of agent for service)

215-882-9983
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period: March 31, 2019

Item 1. Reports to Stockholders.

Alpha Architect ETF Trust

Alpha Architect U.S. Quantitative Value ETF

Alpha Architect International Quantitative Value ETF

Alpha Architect U.S. Quantitative Momentum ETF

Alpha Architect International Quantitative Momentum ETF

Alpha Architect Value Momentum Trend ETF

Semi-Annual Report

March 31, 2019

Beginning on June 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

ALPHA ARCHITECT ETF TRUST

Tabular Presentation of Schedule of Investments
As of March 31, 2019 (Unaudited)

Alpha Architect U.S. Quantitative Value ETF

Sector	% Net Assets
Manufacturing	47.8%*
Retail Trade	22.4%
Construction	5.2%
Finance and Insurance	5.1%
Information	4.7%
Agriculture, Forestry, Fishing and Hunting	2.6%
Administrative and Support and Waste Management and Remediation Services	2.5%
Professional, Scientific, and Technical Services	2.4%
Transportation and Warehousing	2.4%
Arts, Entertainment, and Recreation	2.4%
Accommodation and Food Services	2.2%
Other Assets	0.3%
Total	100.0%

Alpha Architect International Quantitative Value ETF

Sector	% Net Assets
Consumer Discretionary	39.3%*
Industrials	22.2%
Materials	13.9%
Energy	9.6%
Information Technology	9.3%
Communication Services	5.5%
Other Assets	0.2%
Total	100.0%

*

For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications, and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets. The Fund is above the limit because it reflects a corresponding amount in the Fund’s index.

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

Tabular Presentation of Schedule of Investments
As of March 31, 2019 (Unaudited)

Alpha Architect U.S. Quantitative Momentum ETF

Sector	% Net Assets
Manufacturing	28.9%*
Information	24.1%
Professional, Scientific, and Technical Services	12.0%
Finance and Insurance	9.8%
Retail Trade	7.5%
Health Care and Social Assistance	5.8%
Wholesale Trade	4.2%
Administrative and Support and Waste Management and Remediation Services	3.7%
Utilities	2.1%
Accommodation and Food Services	1.8%
Other Assets	0.1%
100.0%

Alpha Architect International Quantitative Momentum ETF

Sector	% Net Assets
Industrials	19.8%
Consumer Staples	15.1%
Health Care	13.4%
Utilities	11.1%
Real Estate	9.4%
Financials	8.7%
Information Technology	6.9%
Consumer Discretionary	4.6%
Materials	4.3%
Energy	4.0%
Communication Services	2.4%
Other Assets	0.3%
Total	100.0%

*

For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications, and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets. The Fund is above the limit because it reflects a corresponding amount in the Fund’s index.

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

Tabular Presentation of Schedule of Investments
As of March 31, 2019 (Unaudited)

Alpha Architect Value Momentum Trend ETF

Sector	% Net Assets
Investment Companies - Long	106.3%
Investment Companies - Short	-54.0%
Other Assets	47.7%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 99.6%
Activities Related to Credit Intermediation - 2.6%
140,465	The Western Union Co.	$2,594,388
Advertising, Public Relations, and Related Services - 2.4%
33,202	Omnicom Group, Inc.	2,423,414
Basic Chemical Manufacturing - 2.5%
36,478	Westlake Chemical Corp.	2,475,397
Clothing Stores - 7.6%
123,672	American Eagle Outfitters, Inc.	2,741,808
93,248	The Gap, Inc.	2,441,233
83,512	Urban Outfitters, Inc. (a)	2,475,296
		7,658,337
Computer and Peripheral Equipment Manufacturing - 5.0%
54,751	Seagate Technology PLC (b)	2,622,026
49,953	Western Digital Corp.	2,400,741
		5,022,767
Department Stores - 2.4%
35,639	Kohl’s Corp.	2,450,894
Electronics and Appliance Stores - 2.7%
38,104	Best Buy Co., Inc.	2,707,670
Employment Services - 2.5%
30,241	ManpowerGroup, Inc.	2,500,628
Engine, Turbine, and Power Transmission Equipment Manufacturing - 2.6%
16,356	Cummins, Inc.	2,582,122
Home Furnishings Stores - 2.8%
163,635	Bed Bath & Beyond, Inc.	2,780,159
Independent Artists, Writers, and Performers - 2.4%
84,937	Viacom, Inc.	2,384,182
Industrial Machinery Manufacturing - 2.6%
64,993	Applied Materials, Inc.	2,577,622
Motor Vehicle Body and Trailer Manufacturing - 4.9%
123,582	Gentex Corp.	2,555,676
39,161	Thor Industries, Inc.	2,442,472
		4,998,148
Motor Vehicle Parts Manufacturing - 7.1%
52,820	Allison Transmission Holdings, Inc.	2,372,674
62,629	BorgWarner, Inc.	2,405,580
16,717	Lear Corp.	2,268,664
		7,046,918
Nondepository Credit Intermediation - 2.5%
106,282	H&R Block, Inc.	2,544,391
Petroleum and Coal Products Manufacturing - 2.4%
49,361	Hollyfrontier Corp.	2,432,016

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Pharmaceutical and Medicine Manufacturing - 5.1%
39,386	Gilead Sciences, Inc.	2,560,484
21,937	United Therapeutics Corp. (a)	2,574,746
		5,135,230
Poultry and Egg Production - 2.6%
57,548	Cal-Maine Foods, Inc.	2,568,367
Printing and Related Support Activities - 2.5%
57,276	Deluxe Corp.	2,504,107
Pulp, Paper, and Paperboard Mills - 2.5%
55,023	International Paper Co.	2,545,914
Radio and Television Broadcasting - 4.7%
40,401	AMC Networks, Inc. (a)	2,293,161
50,686	CBS Corp.	2,409,105
		4,702,266
Residential Building Construction - 5.2%
953	NVR, Inc. (a)	2,636,951
93,782	PulteGroup, Inc.	2,622,145
		5,259,096
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 2.5%
30,115	LyondellBasell Industries NV (b)	2,532,069
Scheduled Air Transportation - 2.4%
47,108	Southwest Airlines Co.	2,445,376
Semiconductor and Other Electronic Component Manufacturing - 8.0%
14,585	Lam Research Corp.	2,610,861
63,127	Micron Technology, Inc. (a)	2,609,039
30,190	MKS Instruments, Inc.	2,809,179
		8,029,079
Shoe Stores - 4.4%
89,360	DSW, Inc.	1,985,579
40,295	Foot Locker, Inc.	2,441,877
		4,427,456
Sporting Goods, Hobby, and Musical Instrument Stores - 2.5%
66,885	Dick’s Sporting Goods, Inc.	2,462,037
Traveler Accommodation - 2.2%
55,571	Wyndham Destinations, Inc.	2,250,070
	TOTAL COMMON STOCKS (Cost $107,581,769)	100,040,120
MONEY MARKET FUNDS - 0.2%
158,801	First American Government Obligations Fund, 2.35% (c)	158,801
	TOTAL MONEY MARKET FUNDS (Cost $158,801)	158,801

	TOTAL INVESTMENTS - (Cost $107,740,570) - 99.8%	100,198,921
	Other Assets in Excess of Liabilities - 0.2%	210,246
	TOTAL NET ASSETS - 100.0%	$100,409,167

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

(b) Foreign Issue Security.

(c) Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 98.9%
Australia - 6.2%
193,996	BlueScope Steel Ltd.	$1,921,571
489,750	Qantas Airways Ltd.	1,968,250
562,709	Whitehaven Coal Ltd.	1,618,185
		5,508,006
Austria - 2.1%
34,894	OMV AG	1,893,324
France - 6.3%
19,271	Cie Generale des Etablissements Michelin SCA	2,278,468
38,470	Faurecia SA	1,617,409
26,178	Renault SA	1,729,911
		5,625,788
Germany - 4.0%
29,377	Covestro AG	1,615,396
88,500	Deutsche Lufthansa AG	1,942,322
		3,557,718
Italy - 2.2%
111,700	Eni S.p.A.	1,973,977
Japan - 55.2%
92,677	Advantest Corp.	2,151,565
107,728	Brother Industries Ltd.	1,990,679
155,686	Haseko Corp.	1,955,381
63,473	Hitachi Ltd.	2,053,151
175,943	Inpex Corp.	1,675,610
146,432	Isuzu Motors Ltd.	1,921,069
299,936	JXTG Holdings, Inc.	1,370,726
146,331	Kajima Corp.	2,157,402
117,036	KINDEN Corp.	1,936,696
183,912	Mazda Motor Corp.	2,055,175
171,122	Nexon Co., Ltd. (a)	2,677,303
88,100	NGK Spark Plug Co., Ltd.	1,632,748
112,563	Nikon Corp.	1,585,409
52,888	Nippon Telegraph & Telephone Corp.	2,244,268
34,425	Nitto Denko Corp.	1,806,202
201,378	NSK Ltd.	1,884,228
259,803	Rakuten, Inc.	2,456,677
77,067	Subaru Corp.	1,754,051
63,019	Sumitomo Heavy Industries Ltd.	2,038,466
42,076	Suzuki Motor Corp.	1,859,499
43,489	Taisei Corp.	2,016,904
84,067	THK Co., Ltd.	2,073,799
14,152	Tokyo Electron Ltd.	2,043,057
145,030	Tosoh CORP.	2,252,067
97,924	Yamaha Motor Co., Ltd.	1,918,190
		49,510,322

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Norway - 1.9%
76,440	Equinor ASA	1,673,713
Sweden - 4.9%
84,346	Boliden AB	2,400,477
120,889	SKF AB	2,007,600
		4,408,077
United Kingdom - 16.1%
88,035	Anglo American PLC	2,354,579
281,319	Barratt Developments PLC	2,195,503
41,586	Berkeley Group Holdings PLC	1,998,108
270,988	Inchcape PLC	2,015,345
246,026	International Consolidated Airlines Group SA	1,640,644
269,167	Redrow PLC	2,106,976
914,677	Taylor Wimpey PLC	2,090,183
		14,401,338
	TOTAL COMMON STOCKS (Cost $94,666,000)	88,552,263
MONEY MARKET FUNDS - 0.2%
151,864	First American Government Obligations Fund, 2.35% (b)	151,864
	TOTAL MONEY MARKET FUNDS (Cost $151,864)	151,864

	TOTAL INVESTMENTS (Cost $94,817,864) - 99.1%	88,704,127
	Other Assets in Excess of Liabilities - 0.9%	849,831
	TOTAL NET ASSETS - 100.0%	$89,553,958

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

(b) Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 99.9%
Activities Related to Credit Intermediation - 2.1%
11,011	Euronet Worldwide, Inc. (a)	$1,570,059
Advertising, Public Relations, and Related Services - 2.0%
7,454	The Trade Desk Inc. (a)	1,475,519
Architectural, Engineering, and Related Services - 2.1%
77,305	NeoGenomics, Inc. (a)	1,581,660
Automotive Parts, Accessories, and Tire Stores - 4.1%
8,945	Advance Auto Parts, Inc.	1,525,391
3,853	O’Reilly Automotive, Inc. (a)	1,496,120
		3,021,511
Beverage Manufacturing - 2.1%
54,794	Keurig Dr Pepper, Inc.	1,532,588
Business Support Services - 2.1%
13,692	Atlassian Corp Plc (a)(b)	1,538,844
Communications Equipment Manufacturing - 1.7%
33,742	Ciena Corp. (a)	1,259,926
Computer and Peripheral Equipment Manufacturing - 1.9%
18,671	Square, Inc. (a)	1,398,831
Computer Systems Design and Related Services - 4.1%
13,582	CyberArk Software Ltd. (a)(b)	1,616,937
17,314	Okta, Inc. (a)	1,432,387
		3,049,324
Cut and Sew Apparel Manufacturing - 2.2%
9,651	Lululemon Athletica, Inc. (a)	1,581,509
Data Processing, Hosting, and Related Services - 2.1%
12,755	Wix.com Ltd. (a)(b)	1,541,187
Depository Credit Intermediation - 1.8%
22,922	First Financial Bankshares, Inc.	1,324,433
Employment Services - 1.6%
21,511	Teladoc Health, Inc. (a)	1,196,012
Footwear Manufacturing - 1.8%
51,756	Crocs, Inc. (a)	1,332,717
Home Furnishings Stores - 1.8%
8,900	Wayfair, Inc. (a)	1,321,205
Home Health Care Services - 4.0%
11,622	Amedisys, Inc. (a)	1,432,528
13,555	LHC Group, Inc. (a)	1,502,707
		2,935,235
Insurance Carriers - 1.9%
9,972	Molina Healthcare, Inc. (a)	1,415,625
Machinery, Equipment, and Supplies Merchant Wholesalers - 2.1%
20,881	Everbridge, Inc. (a)	1,566,284
Management, Scientific, and Technical Consulting Services - 1.9%
11,530	Insperity, Inc.	1,425,800
Manufacturing and Reproducing Magnetic and Optical Media - 3.0%
14,819	MongoDB, Inc. (a)	2,178,689
Medical Equipment and Supplies Manufacturing - 6.4%
36,529	Boston Scientific Corp. (a)	1,401,983
16,598	Haemonetics Corp. (a)	1,451,993
29,659	Tandem Diabetes Care, Inc. (a)	1,883,347
		4,737,323

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 5.9%
10,413	DexCom, Inc. (a)	1,240,189
17,232	Keysight Technologies, Inc. (a)	1,502,630
11,365	Masimo Corp. (a)	1,571,552
		4,314,371
Offices of Physicians - 1.8%
27,391	Novocure Ltd. (a)(b)	1,319,425
Other Financial Investment Activities - 4.0%
22,531	Alarm.com Holdings, Inc. (a)	1,462,262
28,116	Syneos Health, Inc. (a)	1,455,284
		2,917,546
Other Information Services - 3.9%
37,355	Chegg, Inc. (a)	1,423,973
8,172	VeriSign, Inc. (a)	1,483,708
		2,907,681
Other Miscellaneous Store Retailers - 1.9%
16,569	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,413,833
Other Telecommunications - 2.0%
13,830	RingCentral, Inc. (a)	1,490,874
Pharmaceutical and Medicine Manufacturing - 2.1%
11,670	Eli Lilly & Co.	1,514,299
Professional and Commercial Equipment and Supplies Merchant Wholesalers - 2.1%
8,063	Paycom Software, Inc. (a)	1,524,955
Satellite Telecommunications - 2.0%
9,965	Ubiquiti Networks, Inc.	1,491,860
Scientific Research and Development Services - 1.8%
15,612	Exact Sciences Corp. (a)	1,352,312
Semiconductor and Other Electronic Component Manufacturing - 2.0%
33,068	Inphi Corp. (a)	1,446,394
Shoe Stores - 1.5%
50,620	DSW, Inc.	1,124,777
Software Publishers - 14.0%
29,552	Bottomline Technologies DE, Inc. (a)	1,480,260
15,394	Coupa Software, Inc. (a)	1,400,546
16,719	Fortinet, Inc. (a)	1,403,894
8,650	HubSpot, Inc. (a)	1,437,716
12,420	Twilio, Inc. (a)	1,604,416
12,195	Veeva Systems, Inc. (a)	1,547,058
7,466	Workday, Inc. (a)	1,439,818
		10,313,708
Utilities - 2.1%
84,390	AES Corp.	1,525,771
	TOTAL COMMON STOCKS (Cost $70,714,386)	73,642,087

MONEY MARKET FUNDS - 0.1%
87,249	First American Government Obligations Fund, 2.35% (c)	87,249
	TOTAL MONEY MARKET FUNDS (Cost $87,249)	87,249

	TOTAL INVESTMENTS - (Cost $70,801,635) - 100.0%	73,729,336
	Liabilities in Excess of Other Assets - 0.0% (d)	(11,779)
	TOTAL NET ASSETS - 100.0%	$73,717,557

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

(b) Foreign Issue Security.

(c) Rate shown is the 7-day effective yield.

(d) Rounds to zero.

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 99.4%
Australia - 6.3%
89,058	Afterpay Touch Group Ltd. (a)	$1,324,788
847,707	Beach Energy Ltd.	1,239,945
58,602	Washington H Soul Pattinson & Co., Ltd.	1,094,769
		3,659,502
Austria - 2.2%
26,199	Verbund AG	1,257,256
Belgium - 4.4%
17,899	Colruyt SA	1,323,160
6,360	Sofina SA	1,237,099
		2,560,259
Denmark - 13.5%
53,859	Ambu A/S	1,425,094
12,256	Chr Hansen Holding A/S	1,242,284
26,480	GN Store Nord A/S	1,229,426
17,050	Orsted A/S	1,292,187
13,888	SimCorp A/S	1,340,722
46,394	Tryg A/S	1,272,883
		7,802,596
Finland - 2.2%
28,033	Amer Sports Oyj (a)	1,263,821
France - 6.5%
28,390	Edenred	1,292,018
10,180	Sartorius Stedim Biotech	1,289,258
6,848	Teleperformance	1,230,621
		3,811,897
Germany - 4.6%
5,837	MTU Aero Engines AG	1,321,323
54,883	TAG Immobilien AG	1,354,436
		2,675,759
Israel - 2.1%
352,847	Israel Discount Bank Ltd.	1,217,082
Japan - 17.1%
42,800	Alfresa Holdings Corp.	1,216,458
44,400	FamilyMart UNY Holdings Co., Ltd.	1,130,131
24,600	Kikkoman Corp.	1,205,251
43,300	SG Holdings Co., Ltd.	1,259,970
83,000	Skylark Holdings Co., Ltd.	1,374,222
48,700	Sumitomo Dainippon Pharma Co., Ltd.	1,202,670
28,900	Toho Gas Co., Ltd.	1,295,976
60,100	Toyo Seikan Group Holdings, Ltd.	1,229,330
		9,914,008

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Netherlands - 4.6%
50,001	Koninklijke Ahold Delhaize N.V.	1,330,709
19,103	Wolters Kluwer N.V.	1,300,734
		2,631,443
Norway - 4.1%
161,921	Leroy Seafood Group ASA	1,174,474
25,674	Salmar ASA	1,231,764
		2,406,238
Spain - 6.7%
27,820	ACS Actividades de Construccion y Servicios SA	1,222,075
50,839	Endesa SA	1,296,837
46,918	Naturgy Energy Group SA	1,312,079
		3,830,991
Sweden - 9.4%
70,220	Castellum AB	1,362,135
42,752	Fastighets AB Balder (a)	1,370,300
57,928	Swedish Orphan Biovitrum AB (a)	1,358,900
97,244	Wihlborgs Fastigheter AB	1,325,412
		5,416,747
Switzerland - 2.2%
2,893	Swiss Life Holding AG	1,273,995
United Kingdom - 13.5%
200,793	Auto Trader Group PLC	1,364,110
31,778	AVEVA Group PLC	1,335,224
39,648	Bunzl PLC	1,307,520
253,294	John Laing Group PLC	1,253,637
308,036	QinetiQ Group PLC	1,208,425
137,930	Tate & Lyle PLC	1,303,884
		7,772,800
	TOTAL COMMON STOCKS (Cost $55,550,636)	57,494,394
MONEY MARKET FUNDS - 0.3%
200,328	First American Government Obligations Fund, 2.35% (b)	200,328
	TOTAL MONEY MARKET FUNDS (Cost $200,328)	200,328

	TOTAL INVESTMENTS (Cost $55,750,964) - 99.7%	57,694,722
	Other Assets in Excess of Liabilities - 0.3%	168,307
	TOTAL NET ASSETS - 100.0%	$57,863,029

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

(b) Rate shown is the 7-day effective yeild.

The accompanying notes are an integral part of these financial statements.

Alpha Architect Value Momentum Trend ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 105.9%
851,113	Alpha Architect U.S. Quantitative Value ETF (a)(b)	$24,421,836
985,523	Alpha Architect International Quantitative Value ETF (a)(b)	27,666,489
944,215	Alpha Architect U.S. Quantitative Momentum ETF (a)(b)	27,839,991
1,011,357	Alpha Architect International Quantitative Momentum ETF (a)(b)	26,095,640
	TOTAL INVESTMENT COMPANIES (Cost $113,410,458)	106,023,956
MONEY MARKET FUNDS - 0.4%
426,682	First American Government Obligations Fund, 2.35% (c)	426,682
	TOTAL MONEY MARKET FUNDS (Cost $426,682)	426,682

	TOTAL INVESTMENTS (Cost $113,837,140) - 106.3%	106,450,638
	TOTAL SECURITIES SOLD SHORT - (54.0)% (Proceeds $54,308,567)	(54,103,488)
	Other Assets in Excess of Liabilities - 47.7%	47,770,418
	TOTAL NET ASSETS - 100.0%	$100,117,568

Percentages are stated as a percent of net assets.

(a) Affiliated Fund.

(b) All or a portion of these securities have been segregated as collateral for broker agreements. Total value of securities segregated amounted to $59,119,204.

(c) Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect Value Momentum Trend ETF
Schedule of Securities Sold Short
March 31, 2019 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 54.0%
834,158	ISHARES TR MSCI EAFE ETF	$54,103,488
	TOTAL INVESTMENT COMPANIES (Proceeds $54,308,567)	54,103,488
	TOTAL SECURITIES SOLD SHORT - 54.0% (Proceeds $54,308,567)	$54,103,488

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF
Assets:
Investments, at value	$100,198,921	$88,704,127
Dividends and interest receivable	251,852	894,755
Total Assets	100,450,773	89,598,882
Liabilities:
Accrued investment advisory fees	41,606	44,924
Total Liabilities	41,606	44,924
Net Assets	$100,409,167	$89,553,958

Net Assets Consist of:
Capital Stock	$131,029,624	$105,400,506
Total Distributable Earnings	(30,620,457)	(15,846,548)
Net Assets	$100,409,167	$89,553,958

Calculation of Net Asset Value Per Share:
Net Assets	$100,409,167	$89,553,958
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	3,500,000	3,200,000
Net Asset Value, Redemption Price and Offering Price per Share	$28.69	$27.99

Cost of Investments	$107,740,570	$94,817,864

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Assets:
Investments, at value	$73,729,336	$57,694,722
Cash	—	86
Dividends and interest receivable	18,111	197,024
Total Assets	73,747,447	57,891,832
Liabilities:
Accrued investment advisory fees	29,890	28,803
Total Liabilities	29,890	28,803
Net Assets	$73,717,557	$57,863,029

Net Assets Consist of:
Capital Stock	$87,332,026	$75,651,618
Total Distributable Earnings	(13,614,469)	(17,788,589)
Net Assets	$73,717,557	$57,863,029

Calculation of Net Asset Value Per Share:
Net Assets	$73,717,557	$57,863,029
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	2,500,000	2,250,000
Net Asset Value, Redemption Price and Offering Price per Share	$29.49	$25.72

Cost of Investments	$70,801,635	$55,750,964

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

Alpha Architect Value Momentum Trend ETF
Assets:
Investments in affiliates, at value	$106,023,956
Non-affiliated investments, at value	426,682
Deposit at broker for securities sold short	48,076,059
Broker interest and fees receivable	51,145
Interest receivable	439
Total Assets	154,578,281
Liabilities:
Securities sold short, at value	54,103,488
Accrued investment advisory fees	21,227
Distribution payable	335,998
Total Liabilities	54,460,713
Net Assets	$100,117,568

Net Assets Consist of:
Capital Stock	$114,357,170
Total Distributable Earnings	(14,239,602)
Net assets	$100,117,568

Calculation of Net Asset Value Per Share:
Net Assets	$100,117,568
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	4,050,000
Net Asset Value, Redemption Price and Offering Price per Share	$24.72

Cost of Investments in Affiliates	$113,410,458
Cost of Non-Affiliated Investments	$426,682
Proceeds from Securities Sold Short	$54,308,567

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2019 (Unaudited)

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $114,122, respectively)	$1,198,921	$1,217,016
Interest income	309	164
Total investment income	1,199,230	1,217,180

Expenses:
Investment advisory fees	342,150	323,712
Total expenses	342,150	323,712

Net Investment Income	857,080	893,468

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(6,816,892)	(6,548,861)
In-kind redemptions	2,793,341	840,928
Foreign currency	—	(97,464)
	(4,023,551)	(5,805,397)
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(5,675,603)	(6,057,728)
Foreign currency	—	1,950,377
	(5,675,603)	(4,107,351)
Net realized and unrealized gain (loss) on investments	(9,699,154)	(9,912,748)
Net increase (decrease) in net assets resulting from operations	$(8,842,074)	$(9,019,280)

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2019 (Unaudited)

	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Investment Income:
Dividend income (net of foreign withholding tax of $588 and $54,286, respectively)	$264,296	$291,135
Interest income	106	198
Total investment income	264,402	291,333

Expenses:
Investment advisory fees	233,503	204,442
Overdraft fees expense	—	756
Total expenses	233,503	205,198

Net Investment Income	30,899	86,135

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(11,960,631)	(8,632,667)
In-kind redemptions	3,848,651	2,270,479
Foreign currency	—	63,735
	(8,111,980)	(6,298,453)
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(3,877,432)	9,067
Foreign currency	—	149,047
	(3,877,432)	158,114
Net realized and unrealized gain (loss) on investments	(11,989,412)	(6,140,339)
Net increase (decrease) in net assets resulting from operations	$(11,958,513)	$(6,054,204)

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2019 (Unaudited)

Alpha Architect Value Momentum Trend ETF
Investment Income:
Dividend income from affiliates	$543,152
Interest income	487,301
Total investment income	1,030,453

Expenses:
Investment advisory fees	233,424
Dividend expense	508,692
Total expenses	742,116
Less: Reimbursement of expenses from Advisor (Note 3)	(193,558)
Net expenses	548,558

Net Investment Income	481,895

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
In-kind redemptions	442,918
Securities sold short	(6,087,819)
(5,644,901)
Change in Net Unrealized Appreciation (Depreciation) on:
Investments in affiliates	(13,558,030)
Securities sold short	844,990
(12,713,040)
Net realized and unrealized gain (loss) on investments	(18,357,941)
Net increase (decrease) in net assets resulting from operations	$(17,876,046)

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$857,080	$1,442,153	$893,468	$2,331,874
Net realized gain (loss) on investments	(4,023,551)	16,891,739	(5,805,397)	5,479,467
Change in net unrealized appreciation (depreciation) on investments	(5,675,603)	(6,280,623)	(4,107,351)	(10,018,661)
Net increase (decrease) in net assets resulting from operations	(8,842,074)	12,053,269	(9,019,280)	(2,207,320)

Distributions to Shareholders:
Net investment income	(910,490)	(1,256,550)	(818,055)	(2,390,699)
Total distributions to shareholders	(910,490)	(1,256,550)	(818,055)	(2,390,699)

Capital Share Transactions:
Proceeds from shares sold	32,969,089	173,561,675	8,442,600	93,136,672
Payments for shares redeemed	(46,957,565)	(134,773,240)	(12,148,605)	(53,995,735)
Net increase (decrease) in net assets from net change in capital share transactions	(13,988,476)	38,788,435	(3,706,005)	39,140,937
Total increase (decrease) in net assets	(23,741,040)	49,585,154	(13,543,340)	34,542,918
Net Assets:
Beginning of period	124,150,207	74,565,053	103,097,298	68,554,380
End of period	$100,409,167	$124,150,207 *	$89,553,958	$103,097,298 *

Changes in Shares Outstanding
Shares outstanding, beginning of period	4,000,000	2,750,000	3,350,000	2,150,000
Shares sold	1,150,000	5,550,000	300,000	2,850,000
Shares reinvested	—	—	—	—
Shares repurchased	(1,650,000)	(4,300,000)	(450,000)	(1,650,000)
Shares outstanding, end of period	3,500,000	4,000,000	3,200,000	3,350,000

*

Includes accumulated net investment income of $223,371 and $362,395 for the year ended September 30, 2018, for Alpha Architect U.S. Quantitative Value ETF and Alpha Architect International Quantitative Value ETF, respectively.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

	Alpha Architect U.S. Quantitative Momentum ETF		Alpha Architect International Quantitative Momentum ETF
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$30,899	$(70,137)	$86,135	$548,427
Net realized gain (loss) on investments	(8,111,980)	10,463,620	(6,298,453)	313,821
Change in net unrealized appreciation (depreciation) on investments	(3,877,432)	3,353,935	158,114	(1,725,602)
Net increase (decrease) in net assets resulting from operations	(11,958,513)	13,747,418	(6,054,204)	(863,354)

Distributions to Shareholders:
Net investment income	(34,407)	—	(189,049)	(523,749)
Total distributions to shareholders	(34,407)	—	(189,049)	(523,749)

Capital Share Transactions:
Proceeds from shares sold	44,355,065	120,601,800	29,085,365	111,327,748
Payments for shares redeemed	(43,625,495)	(88,738,450)	(30,274,930)	(88,412,090)
Net increase (decrease) in net assets from net change in capital share transactions	729,570	31,863,350	(1,189,565)	22,915,658
Total increase (decrease) in net assets	(11,263,350)	45,610,768	(7,432,818)	21,528,555
Net Assets:
Beginning of period	84,980,907	39,370,139	65,295,847	43,767,292
End of period *	$73,717,557	$84,980,907 *	$57,863,029	$65,295,847 *

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,500,000	1,450,000	2,300,000	1,550,000
Shares sold	1,550,000	3,900,000	1,150,000	3,700,000
Shares reinvested	—	—	—	—
Shares repurchased	(1,550,000)	(2,850,000)	(1,200,000)	(2,950,000)
Shares outstanding, end of period	2,500,000	2,500,000	2,250,000	2,300,000

*  Includes accumulated net investment income (loss) of $(36,675) and $45,667 for the year ended September 30, 2018, for Alpha Architect U.S. Quantitative Momentum ETF and Alpha Architect International Quantitative Momentum ETF, respectively.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

	Alpha Architect Value Momentum Trend ETF
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$481,895	$1,052,513
Net realized gain (loss) on investments	(5,644,901)	(979,438)
Change in net unrealized appreciation (depreciation) on investments	(12,713,040)	2,982,042
Net increase (decrease) in net assets resulting from operations	(17,876,046)	3,055,117

Distributions to Shareholders:
Net investment income	(483,624)	(1,043,909)
Total distributions to shareholders	(483,624)	(1,043,909)

Capital Share Transactions:
Proceeds from shares sold	8,584,400	90,661,385
Payments for shares redeemed	(20,523,485)	(2,900,520)
Net increase (decrease) in net assets from net change in capital share transactions	(11,939,085)	87,760,865
Total increase (decrease) in net assets	(30,298,755)	89,772,073
Net Assets:
Beginning of period	130,416,323	40,644,250
End of period	$100,117,568	$130,416,323 *

Changes in Shares Outstanding
Shares outstanding, beginning of period	4,500,000	1,500,000
Shares sold	350,000	3,100,000
Shares reinvested	—	—
Shares repurchased	(800,000)	(100,000)
Shares outstanding, end of period	4,050,000	4,500,000

*Includes accumulated net investment income of $10,284 for the year ended September 30, 2018, for Alpha Architect Value Momentum Trend ETF.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
March 31, 2019 (Unaudited)

											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from	Distributions from Net Investment Income	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Period	Total Return[2]	Net Assets, End Period (,000)	Net Expenses[3,4]	Total Expenses[3]		Net Investment Income (Loss)[3]	Portfolio Turnover Rate[5]
Alpha Architect U.S. Quantitative Value ETF
Six Months Ended March 31, 2019	$31.04	$0.24	$(2.32)	($2.08)	$(0.27)	$—	$(0.27)	$28.69	(6.63%)	$100,409	0.69%	0.69%		1.73%	36%
Year Ended September 30, 2018	$27.11	$0.39	$3.88	$4.27	$(0.34)	$—	$(0.34)	$31.04	15.72%	$124,150	0.79%	0.79%		1.28%	46%
Year Ended September 30, 2017	$23.12	$0.32	$3.98	$4.30	$(0.31)	$—	$(0.31)	$27.11	18.71%	$74,565	0.79%	0.79%		1.28%	81%
Year ended September 30, 2016	$23.09	$0.33	$0.03	$0.36	$(0.33)	$—	$(0.33)	$23.12	1.58%	$55,480	0.79%	0.79%		1.46%	74%
October 22, 2014[6] to September 30, 2015	$25.00	$0.29	$(1.95)	$(1.66)	$(0.25)	$—	$(0.25)	$23.09	(6.72%)	$47,343	0.79%	0.79%		1.17%	69%

Alpha Architect International Quantitative Value ETF
Six Months Ended March 31, 2019	$30.78	$0.27	$(2.81)	$(2.54)	$(0.25)	$—	$(0.25)	$27.99	(8.17%)	$89,554	0.72%	0.72%		2.00%	45%
Year Ended September 30, 2018	$31.89	$0.84	$(1.11)	$(0.27)	$(0.84)	$—	$(0.84)	$30.78	(0.92%)	$103,097	0.79%	0.79%		2.62%	30%
Year Ended September 30, 2017	$24.66	$0.62	$7.13	$7.75	$(0.52)	$—	$(0.52)	$31.89	31.77%	$68,554	0.79%	0.79%		2.18%	44%
Year ended September 30, 2016	$23.16	$0.46	$1.38	$1.84	$(0.34)	$—	$(0.34)	$24.66	8.00%	$35,755	0.79%	0.79%		1.95%	119%
December 17, 2014[6] to September 30,	$25.00	$0.54	$(1.98)	$(1.44)	$(0.40)	$—	$(0.40)	$23.16	(5.96%)	$18,529	0.79%	0.79%		2.67%	33%

Alpha Architect U.S. Quantitative Momentum ETF
Six Months Ended March 31, 2019	$33.99	$0.01	$(4.50)	$(4.49)	$(0.01)	$—	$(0.01)	$29.49	(13.20%)	$73,718	0.69%	0.69%		0.09%	74%
Year Ended September 30, 2018	$27.15	$(0.03)	$6.87	$6.84	$—	$—	$—	$33.99	25.19%	$84,981	0.79%	0.79%		(0.11%)	91%
Year Ended September 30, 2017	$24.56	$0.06	$2.61	$2.67	$(0.07)	$(0.01)	$(0.08)	$27.15	10.90%	$39,370	0.79%	0.79%		0.24%	168%
December 2, 2015[6] to September 30,	$25.00	$0.05	$(0.45)	$(0.40)	$(0.04)	$—	$(0.04)	$24.56	(1.58%)	$23,332	0.79%	0.79%		0.28%	213%

Alpha Architect International Quantitative Momentum ETF
Six Months Ended March 31, 2019	$28.39	$0.04	$(2.63)	$(2.59)	$(0.08)	$—	$(0.08)	$25.72	(9.08%)	$57,863	0.73%	0.73%		0.31%	78%
Year Ended September 30, 2018	$28.24	$0.27	$0.15	$0.42	$(0.27)	$—	$(0.27)	$28.39	1.42%	$65,296	0.79%	0.79%		0.91%	119%
Year Ended September 30, 2017	$25.88	$0.28	$2.26	$2.54	$(0.18)	$—	$(0.18)	$28.24	9.90%	$43,767	0.79%	0.79%		1.11%	105%
December 23, 2015[6,7] to September 30,	$25.00	$0.18	$0.81	$0.99	$(0.11)	$—	$(0.11)	$25.88	3.96%	$19,408	0.79%	0.79%		0.93%	217%

Alpha Architect Value Momentum Trend ETF
Six Months Ended March 31, 2019	$28.98	$0.12	$(4.26)	$(4.14)	$(0.12)	$—	$(0.12)	$24.72	(14.28%)	$100,118	1.06%[8]	1.43	% [8]	0.93%[8]	88%
Year Ended September 30, 2018	$27.10	$0.34	$1.87	$2.21	$(0.33)	$—	$(0.33)	$28.98	8.17%	$130,416	0.01%[9]	0.46	% [9]	1.16%[9]	44%
May 3, 2017[6,7] to September 30, 2017	$25.00	$0.13	$2.06	$2.19	$(0.09)	$—	$(0.09)	$27.10	8.77%	$40,644	0.00%	0.45%		1.27%	0%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
[3]	For periods of less than one year, these ratios are annualized.
[4]	Net expenses include effects of any reimbursement or recoupment.
[5]	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
[6]	Commencement of operations.
[7]	Alpha Architect International Quantitative Momentum ETF and Alpha Architect Value Momentum Trend ETF paid a return of capital of less than $.005.
[8]	For Alpha Architect Value Momentum Trend ETF, for the period ended March 31, 2019, the net expenses, total expenses, and net investment income (loss) ratios excluding the effect of broker interest expense on securities sold short were 0.08%, 0.45%, and 1.91%, respectively.
[9]	For Alpha Architect Value Momentum Trend ETF, for the year ended September 30, 2018, the net expenses, total expenses, and net investment income (loss) ratios excluding the effect of broker interest expense on securities sold short were 0.00%, 0.45%, and 1.17%, respectively.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2019 (UNAUDITED)

NOTE 1 – ORGANIZATION

Each of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF (individually the “Fund” or collectively the “Funds”) is a series of the Alpha Architect ETF Trust (the “Trust”), organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each of Alpha Architect U.S. Quantitative Value ETF and Alpha Architect International Quantitative Value ETF are considered diversified under the 1940 Act. In contrast, Alpha Architect U.S. Quantitative Momentum, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF are considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The investment objective of each Fund is to track the total return performance, before fees and expenses, of its particular index. The underlying index for each Fund is defined below:

Fund	Index
Alpha Architect U.S. Quantitative Value ETF*	Alpha Architect Quantitative Value Index
Alpha Architect International Quantitative Value ETF*	Alpha Architect International Quantitative Value Index
Alpha Architect U.S. Quantitative Momentum ETF*	Alpha Architect Quantitative Momentum Index
Alpha Architect International Quantitative Momentum ETF*	Alpha Architect International Quantitative Momentum Index
Alpha Architect Value Momentum Trend ETF	Alpha Architect Value Momentum Trend Index

*Effective January 31, 2018, the ValueShares U.S. Quantitative Value ETF, the ValueShares International Quantitative Value ETF, the MomentumShares U.S. Quantitative Momentum ETF, and the MomentumShares International Quantitative Momentum ETF changed their names to Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF, respectively.

Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF began managing to each Fund’s respective index effective February 1, 2017. A short description of each index is as follows:

The Alpha Architect Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation.

The Alpha Architect International Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued non-U.S. equity securities or their depositary receipts with the potential for capital appreciation.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2019 (UNAUDITED)

The Alpha Architect Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

The Alpha Architect International Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 non-U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

Alpha Architect Value Momentum Trend ETF commenced operations on May 3, 2017 and manages to the Alpha Architect Value Momentum Trend Index. The Alpha Architect Value Momentum Trend Index is comprised of other ETFs advised by Empowered Funds, LLC (“Adviser”). Currently, there are four Alpha Architect ETFs, which invest in either domestic or international equity securities, and employ either a “momentum” or a “value” investment strategy. In addition, the Index may, from time to time, use hedging strategies.

Shares of the Funds are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2019 (UNAUDITED)

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2019, the Funds did not hold any “fair valued” securities.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2- Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2019 (UNAUDITED)

The following is a summary of the fair value classification of each Fund’s investments as of March 31, 2019:

Alpha Architect U.S. Quantitative Value ETF

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$100,040,120	$—	$—	$100,040,120
Money Market Funds	158,801	$—	$—	158,801
Total Investments in Securities	$100,198,921	$—	$—	$100,198,921

Alpha Architect International Quantitative Value ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$88,552,263	$—	$—	$88,552,263
Money Market Funds	151,864	$—	$—	151,864
Total Investments in Securities	$88,704,127	$—	$—	$88,704,127

Alpha Architect U.S. Quantitative Momentum ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$73,642,087	$—	$—	$73,642,087
Money Market Funds	87,249	$—	$—	87,249
Total Investments in Securities	$73,729,336	$—	$—	$73,729,336

Alpha Architect International Quantitative Momentum ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$57,494,394	$—	$—	$57,494,394
Money Market Funds	200,328	$—	$—	200,328
Total Investments in Securities	$57,694,722	$—	$—	$57,694,722

Alpha Architect Value Momentum Trend ETF
Assets*	Level 1	Level 2	Level 3	Total
Investment Companies	$106,023,956	$—	$—	$106,023,956
Money Market Funds	426,682	$—	$—	426,682
Total Investments in Securities	$106,450,638	$—	$—	$106,450,638

Liabilities*
Investment Companies	$(54,103,488)	$—	$—	$(54,103,488)
Total Investments in Securities	$(54,103,488)	$—	$—	$(54,103,488)

*For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended March 31, 2019, the Funds recognized no transfers to/from Level 1 or Level 2. The Funds did not invest in any Level 3 investments during the period. Transfers between levels are recognized at the end of the reporting period.

B.	Risks. Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2019 (UNAUDITED)

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency.”

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2019 (UNAUDITED)

D.	Federal Income Taxes. Each Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended March 31, 2019, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended March 31, 2019, the Funds did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended March 31, 2019, the Funds did not incur any interest or penalties. Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

F.	Distributions to Shareholders. Distributions to shareholders from net investment income for each Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary for tax purposes.

G.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2019 (UNAUDITED)

H.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

I.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

J.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal year and period ended March 31, 2019, the following table shows the reclassifications made:

	Undistributed Net Investment (Loss)	Accumulated Net Realized Gain (Loss)	Paid in Capital
Alpha Architect U.S. Quantitative Value ETF	$—	$(24,592,402)	$24,592,402
Alpha Architect International Quantitative Value ETF	63,025	(8,573,162)	8,510,137
Alpha Architect U.S. Quantitative Momentum ETF	33,462	(15,570,101)	15,536,639
Alpha Architect International Momentum ETF	(149,576)	(10,078,015)	10,227,591
Alpha Architect Value Momentum Trend ETF	(197)	(442,395)	442,592

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2019 (UNAUDITED)

K.
Subsequent Events. In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to March 31, 2019, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

The Adviser serves as the investment adviser to the Funds. Pursuant to Investment Advisory Agreements (“Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds in exchange for a single unitary management fee.

On January 10, 2019, a Special Meeting of the Board of Trustees (the “Trustees”) convened and the Trustees ratified a restated Investment Advisory Agreements and Fee Waiver Agreement effective January 31, 2019.

As of January 31, 2019, the table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

Alpha Architect U.S. Quantitative Value ETF	0.49%
Alpha Architect International Quantitative Value ETF	0.59%
Alpha Architect U.S. Quantitative Momentum ETF	0.49%
Alpha Architect International Quantitative Momentum ETF	0.59%
Alpha Architect Value Momentum Trend ETF	0.45%

The Adviser has contractually agreed to waive all or a portion of its management fee for the Alpha Architect Value Momentum Trend ETF until at least January 31, 2020 to the extent necessary to prevent (i) management fees paid to the investment adviser for the Fund plus (ii) the aggregate amount of management fees paid to the Adviser for management of the Alpha Architect ETFs that are directly attributable to the Fund’s ownership of shares of the Alpha Architect ETFs, from exceeding 0.79% of the Fund’s daily net assets. This waiver agreement may be terminated only by agreement of the investment adviser and the Fund’s Board of Trustees.

Prior to January 31, 2019, the table below represents the annual rate based on average daily net assets that each Fund paid the Adviser monthly:

Alpha Architect U.S. Quantitative Value ETF	0.79%
Alpha Architect International Quantitative Value ETF	0.79%
Alpha Architect U.S. Quantitative Momentum ETF	0.79%
Alpha Architect International Quantitative Momentum ETF	0.79%
Alpha Architect Value Momentum Trend ETF	0.45%

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2019 (UNAUDITED)

The Adviser had previously contractually agreed to waive the unitary management fee of 0.45% for the Alpha Architect Value Momentum Trend ETF up to January 31, 2019. The fee waived is not subject to recoupment.

On December 21, 2015, a Participation Agreement was executed between Advanced Alpha Architect, L.P. (“Investing Fund”), a limited partnership organized under the laws of the State of Delaware, and the Trust. Alpha Architect, LLC is the General Partner of the Investing Fund and conducts the investment program of the Investing Fund. Each of the Investing Fund and Alpha Architect, LLC is an affiliate of the Adviser.

As of March 31, 2019, Advanced Alpha Architect, L.P. owned shares of the Funds as follows:

	Shares	% Ownership

Alpha Architect U.S. Quantitative Value ETF	70,414	2.01%
Alpha Architect International Quantitative Value ETF	73,386	2.29%
Alpha Architect U.S. Quantitative Momentum ETF	72,500	2.90%
Alpha Architect International Momentum ETF	67,380	2.99%
Alpha Architect Value Momentum Trend ETF	—	—

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2019, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales

Alpha Architect U.S. Quantitative Value ETF	$63,454,584	$36,396,639
Alpha Architect International Quantitative Value ETF	49,118,906	40,102,387
Alpha Architect U.S. Quantitative Momentum ETF	84,365,152	52,292,060
Alpha Architect International Momentum ETF	71,683,056	44,583,159
Alpha Architect Value Momentum Trend ETF	93,855,455	109,635,988

For the fiscal period ended March 31, 2019, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales

Alpha Architect U.S. Quantitative Value ETF	$5,837,708	$46,911,051
Alpha Architect International Quantitative Value ETF	—	12,144,941
Alpha Architect U.S. Quantitative Momentum ETF	12,462,537	43,764,873
Alpha Architect International Momentum ETF	1,225,929	29,532,928
Alpha Architect Value Momentum Trend ETF	8,547,220	20,363,062

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2019 (UNAUDITED)

For the fiscal period ended March 31, 2019, short term and long term gains on in-kind transactions were as follows:

	Short Term	Long Term

Alpha Architect U.S. Quantitative Value ETF	$1,715,171	$1,078,170
Alpha Architect International Quantitative Value ETF	693,828	147,100
Alpha Architect U.S. Quantitative Momentum ETF	3,430,036	418,615
Alpha Architect International Momentum ETF	2,140,193	130,286
Alpha Architect Value Momentum Trend ETF	48,725	394,193

There were no purchases or sales of U.S. Government securities during the year.

NOTE 5 – TRANSACTIONS WITH AFFILIATES

The Alpha Architect Value Momentum Trend ETF’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying Alpha Architect ETFs have the same investment adviser. The Alpha Architect Value Momentum Trend ETF had the following transactions with such affiliated Alpha Architect ETFs during the fiscal period ended March 31, 2019:

	Alpha Architect U.S. Quantitative Value	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Momentum ETF	Total
Value Beginning of Period	$29,345,942	$33,678,558	$35,830,084	$32,100,326	$130,954,910
\Purchases	1,961,520	2,251,322	2,223,044	2,111,333	8,547,219
Proceeds from Sales	(4,747,727)	(5,337,067)	(5,280,111)	(4,998,156)	(20,363,061)
Net Realized Gains (Losses)	428,395	(288,309)	415,721	(112,890)	442,917
Change in Unrealized	(2,566,294)	(2,638,015)	(5,348,747)	(3,004,973)	(13,558,029)
Appreciation (Depreciation)
Value End of Period	24,421,836	27,666,489	27,839,991	26,095,640	106,023,956
Dividend Income	218,216	231,035	13,112	80,789	543,152
Capital Gains Distributions	—	—	—	—	—

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Momentum ETF
Shares, Beginning of Period	946,338	1,096,450	1,053,826	1,125,419
Number of Shares Purchased	74,537	86,586	84,683	88,514
Number of Shares Sold	(169,762)	(197,513)	(194,294)	(202,576)
Shares, End of Period	851,113	985,523	944,215	1,011,357

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at March 31, 2019 were as follows*:

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2019 (UNAUDITED)

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Alpha Architect Value Momentum Trend ETF
Tax cost of investments	$107,740,570	$94,817,864	$70,801,635	$55,750,964	$59,528,573
Gross tax unrealized appreciation	2,564,415	3,806,083	5,322,393	3,298,665	801,921
Gross tax unrealized depreciation	(10,106,064)	(9,919,821)	(2,394,692)	(1,354,907)	(7,983,344)
Net tax unrealized appreciation	$(7,541,649)	$(6,113,737)	$2,927,701	$1,943,758	$(7,181,423)
(depreciation)

* Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the period ended March 31, 2019, the Funds did not defer any qualified late year losses.

At September 30, 2018, the Funds had the following capital loss carryforwards:

	Unlimited Short-Term	Unlimited Long-Term
Alpha Architect U.S. Quantitative Value ETF	$14,953,591	$4,137,972
Alpha Architect International Quantitative Value	2,860,998	1,437,843
Alpha Architect U.S. Quantitative Momentum ETF	8,390,097	—
Alpha Architect International Momentum ETF	13,373,121	—
Alpha Architect Value Momentum Trend ETF	1,064,564	—

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended March 31, 2019 and fiscal year ended September 30, 2018 were as follows:

	Period Ended March 31, 2019 Ordinary Income	Fiscal Year Ended September 30, 2018 Ordinary Income
Alpha Architect U.S. Quantitative Value ETF	$910,490	$1,256,550
Alpha Architect International Quantitative Value	818,055	2,390,699
Alpha Architect U.S. Quantitative Momentum ETF	34,407	—
Alpha Architect International Momentum ETF	189,049	523,749
Alpha Architect Value Momentum Trend ETF	483,624	1,043,909

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARH 31, 2019 (UNAUDITED)

NOTE 8 – CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On November 11, 2016, the Audit Committee of the Board of Trustees of the Trust accepted the appointment of Spicer Jeffries LLP as the Trust’s independent registered public accounting firm to audit the Trust’s financial statements for the year ending September 30, 2017.

The audit reports of Baker Tilly on the financial statements of the Trust for the two fiscal years ended September 30, 2015 and September 30, 2016 did not contain an adverse opinion or disclaimer of opinion, nor was either report qualified or modified as to uncertainty, audit scope, or accounting principles.

During the Trust’s two fiscal years ended September 30, 2015 and September 30, 2016, through November 11, 2016, there were no disagreements with Baker Tilly on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Baker Tilly, would have caused it to make a reference to the subject matter of the disagreement in connection with its reports on the Trust’s financial statements for such years.

During the Trust’s two fiscal years ended September 30, 2015 and September 30, 2016, through November 11, 2016, there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1933, as amended.

The Trust requested that Baker Tilly furnish it with a letter addressed to the Securities and Exchange Commission (“SEC”) stating whether or not it agrees with the above statements. A copy of Baker Tilly’s response was filed as an Exhibit to the Trust’s Form N-SAR with the SEC on May 26, 2017.

NOTE 9 – CHANGE IN PRINCIPAL INVESTMENT STRATEGY

Effective February 1, 2017, each of the Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF changed its principal investment strategy from an “active management” investment approach to a “passive management” (also known as indexing) investment approach designed to track the performance, before fees and expenses, of each Fund’s index. Each index is based on a proprietary methodology developed by Empirical Finance, LLC, doing business as Alpha Architect, and licensed to Empowered Funds, LLC, the Funds’ investment adviser and an indirect subsidiary of Alpha Architect.

NOTE 10 – OTHER INFORMATION

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15,2019. An entity is permitted to early adopt the removed or modified disclosures upon issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact changes will have on the Funds’ financial statements and disclosures.

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for the Funds were at a premium or discount to their daily net asset value (NAV). Shareholders may pay more than net asset value when they buy Fund shares and receive less than net asset value when they sell those shares, because shares are bought and sold at current market prices. The chart presented represents past performance and cannot be used to predict future results.

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	Fiscal Period Ended September 30, 2015		Fiscal Period Ended September 30, 2015

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%	13	6.53%
0.75% to 0.999%	3	1.26%	14	7.04%
0.50% to 0.749%	2	0.84%	25	12.56%
0.25% to 0.499%	12	5.04%	44	22.11%
0.00% to 0.249%	151	63.45%	34	17.09%
-0.001% to -0.249%	60	25.21%	28	14.07%
-0.25% to -0.499%	6	2.52%	14	7.04%
-0.50% to -0.749%	3	1.26%	11	5.53%
-0.75% to -0.999%	1	0.42%	3	1.51%
-1.00% or more	0	0.00%	13	6.53%
	238	100.00%	199	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	Fiscal Year Ended September 30, 2016		Fiscal Year Ended September 30, 2016

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%	34	13.44%
0.75% to 0.999%	3	1.19%	21	8.30%
0.50% to 0.749%	5	1.98%	26	10.28%
0.25% to 0.499%	12	4.74%	31	12.25%
0.00% to 0.249%	95	37.55%	23	9.09%
-0.001% to -0.249%	106	41.90%	29	11.46%
-0.25% to -0.499%	19	7.51%	29	11.46%
-0.50% to -0.749%	6	2.37%	27	10.67%
-0.75% to -0.999%	5	1.98%	12	4.74%
-1.00% or more	2	0.79%	21	8.30%
	253	100.00%	253	100.00%

	Alpha Architect U.S. Quantitative Momentum ETF		Alpha Architect International Quantitative Momentum ETF
	Fiscal Period Ended September 30, 2016		Fiscal Period Ended September 30, 2016

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	12	5.69%	34	17.35%
0.75% to 0.999%	4	1.90%	14	7.14%
0.50% to 0.749%	13	6.16%	21	10.71%
0.25% to 0.499%	15	7.11%	36	18.37%
0.00% to 0.249%	65	30.81%	25	12.76%
-0.001% to -0.249%	47	22.27%	21	10.71%
-0.25% to -0.499%	23	10.90%	11	5.61%
-0.50% to -0.749%	10	4.74%	7	3.57%
-0.75% to -0.999%	5	2.37%	6	3.06%
-1.00% or more	17	8.06%	21	10.71%
	211	100.00%	196	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	Fiscal Year Ended September 30, 2017		Fiscal Year Ended September 30, 2017

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	1	0.40%	10	3.98%
0.75% to 0.999%	1	0.40%	24	9.56%
0.50% to 0.749%	2	0.80%	45	17.93%
0.25% to 0.499%	19	7.57%	67	26.69%
0.00% to 0.249%	113	45.02%	55	21.91%
-0.001% to -0.249%	101	40.24%	26	10.36%
-0.25% to -0.499%	12	4.78%	12	4.78%
-0.50% to -0.749%	2	0.80%	4	1.59%
-0.75% to -0.999%	0	0.00%	4	1.59%
-1.00% or more	0	0.00%	4	1.59%
	251	100.00%	251	100.00%

	Alpha Architect U.S. Quantitative Momentum ETF		Alpha Architect International Quantitative Momentum ETF
	Fiscal Year Ended September 30, 2017		Fiscal Year Ended September 30, 2017

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	5	1.99%	6	2.39%
0.75% to 0.999%	4	1.59%	31	12.35%
0.50% to 0.749%	9	3.59%	44	17.53%
0.25% to 0.499%	22	8.76%	61	24.30%
0.00% to 0.249%	82	32.67%	51	20.32%
-0.001% to -0.249%	81	32.27%	24	9.56%
-0.25% to -0.499%	23	9.16%	20	7.97%
-0.50% to -0.749%	13	5.18%	11	4.38%
-0.75% to -0.999%	6	2.39%	2	0.80%
-1.00% or more	6	2.39%	1	0.40%
	251	100.00%	251	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

	Alpha Architect Value Momentum Trend ETF
	Fiscal Period Ended September 30, 2017

Premium/Discount Range	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%
0.75% to 0.999%	0	0.00%
0.50% to 0.749%	2	1.89%
0.25% to 0.499%	24	22.64%
0.00% to 0.249%	58	54.72%
-0.001% to -0.249%	17	16.04%
-0.25% to -0.499%	5	4.72%
-0.50% to -0.749%	0	0.00%
-0.75% to -0.999%	0	0.00%
-1.00% or more	0	0.00%
	106	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	Fiscal Year Ended September 30, 2018		Fiscal Year Ended September 30, 2018

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%	10	3.98%
0.75% to 0.999%	0	0.00%	11	4.38%
0.50% to 0.749%	2	0.80%	47	18.73%
0.25% to 0.499%	11	4.38%	65	25.90%
0.00% to 0.249%	142	56.57%	59	23.51%
-0.001% to -0.249%	90	35.86%	35	13.94%
-0.25% to -0.499%	5	1.99%	11	4.38%
-0.50% to -0.749%	0	0.00%	6	2.39%
-0.75% to -0.999%	0	0.00%	2	0.80%
-1.00% or more	1	0.40%	5	1.99%
	251	100.00%	251	100.00%

	Alpha Architect U.S. Quantitative Momentum ETF		Alpha Architect International Quantitative Momentum ETF
	Fiscal Year Ended September 30, 2018		Fiscal Year Ended September 30, 2018

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	6	2.39%	22	8.76%
0.75% to 0.999%	7	2.79%	22	8.76%
0.50% to 0.749%	13	5.18%	46	18.33%
0.25% to 0.499%	19	7.57%	69	27.49%
0.00% to 0.249%	73	29.08%	46	18.33%
-0.001% to -0.249%	78	31.08%	23	9.16%
-0.25% to -0.499%	29	11.55%	9	3.59%
-0.50% to -0.749%	10	3.98%	6	2.39%
-0.75% to -0.999%	9	3.59%	3	1.20%
-1.00% or more	7	2.79%	5	1.99%
	251	100.00%	251	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

	Alpha Architect Value Momentum Trend ETF
	Fiscal Year Ended September 30, 2018
Premium/Discount Range	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%
0.75% to 0.999%	1	0.40%
0.50% to 0.749%	5	1.99%
0.25% to 0.499%	45	17.93%
0.00% to 0.249%	143	56.97%
-0.001% to -0.249%	43	17.13%
-0.25% to -0.499%	9	3.59%
-0.50% to -0.749%	2	0.80%
-0.75% to -0.999%	2	0.80%
-1.00% or more	1	0.40%
	251	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	Period Ended March 31, 2019		Period Ended March 31, 2019

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%	5	4.03%
0.75% to 0.999%	2	1.61%	3	2.42%
0.50% to 0.749%	1	0.81%	10	8.06%
0.25% to 0.499%	6	4.84%	18	14.52%
0.00% to 0.249%	65	52.42%	26	20.97%
-0.001% to -0.249%	42	33.87%	16	12.90%
-0.25% to -0.499%	5	4.03%	16	12.90%
-0.50% to -0.749%	3	2.42%	14	11.29%
-0.75% to -0.999%	0	0.00%	3	2.42%
-1.00% or more	0	0.00%	13	10.48%
	124	100.00%	124	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

	Alpha Architect U.S. Quantitative Momentum ETF		Alpha Architect International Quantitative Momentum ETF
	Period Ended March 31, 2019		Period Ended March 31, 2019

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	3	2.42%	3	2.42%
0.75% to 0.999%	0	0.00%	6	4.84%
0.50% to 0.749%	3	2.42%	11	8.87%
0.25% to 0.499%	7	5.65%	27	21.77%
0.00% to 0.249%	39	31.45%	29	23.39%
-0.001% to -0.249%	55	44.35%	12	9.68%
-0.25% to -0.499%	10	8.06%	15	12.10%
-0.50% to -0.749%	4	3.23%	7	5.65%
-0.75% to -0.999%	1	0.81%	7	5.65%
-1.00% or more	2	1.61%	7	5.65%
	124	100.00%	124	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

	Alpha Architect Value Momentum Trend ETF
	Period Ended March 31, 2019
Premium/Discount Range	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%
0.75% to 0.999%	1	0.81%
0.50% to 0.749%	2	1.61%
0.25% to 0.499%	6	4.84%
0.00% to 0.249%	65	52.42%
-0.001% to -0.249%	41	33.06%
-0.25% to -0.499%	8	6.45%
-0.50% to -0.749%	1	0.81%
-0.75% to -0.999%	0	0.00%
-1.00% or more	0	0.00%
	124	100.00%

ALPHA ARCHITECT ETF TRUST
 Expense Example
March 31, 2019 (Unaudited)

As a shareholder of the Alpha Architect ETF Trust, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2018 to March 31, 2019).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period October 1, 2018 to March 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional cost were included, your costs would have been higher.

Expense Example
March 31, 2019 (Unaudited)

	Annualized Expense Ratio	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period*
Alpha Architect U.S. Quantitative Value ETF
Actual	0.69%	$1,000.00	$933.70	$3.33
Hypothetical (5% annual return before expenses)	0.69%	1,000.00	1,021.49	3.48

Alpha Architect International Quantitative Value ETF
Actual	0.72%	1,000.00	918.30	3.44
Hypothetical (5% annual return before expenses)	0.72%	1,000.00	1,021.34	3.63

Alpha Architect U.S. Quantitative Momentum ETF
Actual	0.69%	1,000.00	868.00	3.21
Hypothetical (5% annual return before expenses)	0.69%	1,000.00	1,021.49	3.48

Alpha Architect International Quantitative Momentum ETF
Actual	0.73%	1,000.00	909.20	3.47
Hypothetical (5% annual return before expenses)	0.73%	1,000.00	1,021.29	3.68

Alpha Architect Value Momentum Trend ETF
Actual	1.06%	1,000.00	857.20	4.91
Hypothetical (5% annual return before expenses)	1.06%	1,000.00	1,019.65	5.34

* The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365, to reflect the one-half year period.
** See Note 3 in the Notes to Financial Statements which includes changes to the Investment Advisory Agreement and Fee Waiver Agreement effective January 31, 2019.

Alpha Architect ETF Trust

Federal Tax Information (Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended September 30, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Alpha Architect U.S. Quantitative Value ETF	100.00%
Alpha Architect International Quantitative Value ETF	100.00%
Alpha Architect U.S. Quantitative Momentum ETF	0.00%
Alpha Architect International Quantitative Momentum ETF	100.00%
Alpha Architect Value Momentum Trend ETF	97.60%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2018 was as follows:

Alpha Architect U.S. Quantitative Value ETF	100.00%
Alpha Architect International Quantitative Value ETF	0.00%
Alpha Architect U.S. Quantitative Momentum ETF	0.00%
Alpha Architect International Quantitative Momentum ETF	0.00%
Alpha Architect Value Momentum Trend ETF	23.90%

SHORT TERM CAPITAL GAIN
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each Fund was 0.00% (unaudited).

ALPHA ARCHITECT ETF TRUST

Foreign Tax Credit Pass Through
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the period ended September 30, 2018. Foreign taxes paid for financial statement purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
Alpha Architect International Quantitative Value ETF	$261,737	$0.0781	100.00%
Alpha Architect International Quantitative Momentum ETF	129,075	0.0561	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

OFFICERS AND AFFILIATED TRUSTEE

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustee.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010) Assistant Professor of Finance, Drexel University (2010-2014)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015. COO since 2014.	CCO / COO, Alpha Architect (Since 2015) COO, Alpha Architect (Since 2014) Director, Corporate Strategy, Algeco Scotsman (2013 – 2014) Management Consultant, Boston Consulting Group (2010 – 2013)

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	Associate Professor of Finance and Dornsife Fellow, Drexel University, LeBow College of Business (2003 – present); Faculty Advisor, Dragon Fund, Drexel University, LeBow College of Business (2007 –present); Wilhelm Mueller-Foundation Visiting Professor of Finance, University of Mannheim, Germany (2011 – 2012).	5	None
Chukwuemeka (Emeka) O. Oguh Born: 1983 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present); Co-founder and CEO, Apptempo (2013 – 2015); Head of Product, Dataminr (2011 – 2013); Fund of Funds analyst, Merrill Lynch (2005 – 2009)	5	None
Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 - present); Associate Editor of The Financial Review (2009 - present) and Editorial Board Member of the International Journal of Managerial Finance (2005 - present), Atlantic Economic Journal (2014 – 2015) and Advances in Quantitative Analysis of Finance and Accounting (2010 - present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 - present); Member of FINRA’s Market Regulation Committee (2009 - present); Member of Bloomberg’s Tradebook Advisory Council (2012 - 2014).	5	None

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

BOARD REVIEWAND APPROVAL OF ADVISORY CONTRACT (Unaudited)

The Board (the members of which are referred to as “Trustees”) of the Alpha Architect ETF Trust (the “Trust”) met in person on November 5, 2018 to consider the approval of the Advisory Agreements between the Trust, on behalf of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF (the “Funds”), and Empowered Funds, LLC (the “Adviser”).

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreements. In connection with considering approval of the Advisory Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice.

In reaching the decision to approve the Advisory Agreements, the Board, considered and reviewed information provided by the Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed a copy of the Advisory Agreements.

During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Funds. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Funds, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) and arranging service providers for the Funds. In addition, the Board considered that, the Adviser is responsible for providing investment advisory services to each Fund, monitoring compliance with each Fund's objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the Adviser’s oversight of the Trust's administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s resources. The Board also considered the Adviser’s services in light of Funds’ change from active to passive management.

Performance. The Board considered the relative performance information for each of the Funds. The Board utilized performance reports provided to the Board in anticipation of the meeting, as well as performance reports provided at regular Board meetings for the Funds.

Alpha Architect U.S. Quantitative Value ETF: The Board considered the Adviser’s explanation for the appropriate peer group of the Fund as passively-managed funds with concentrated holdings in cheap high-quality U.S. stocks. Given the narrow focus of the Fund and small number of peers in that space, the Adviser also providedpeer group data for actively-managed ETFs and actively-managed mutual funds with similar objectives. The Board noted that the Fund tracks a proprietary index called the Alpha Architect Quantitative Value Index. In addition, per the Board’s request, the Fund’s performance was also shown versus the Russell 1000 index. The Board also considered the Fund’s “active share” versus the peer groups. Active Share measures the degree of difference between a fund’s holdings and the holdings of the fund’s benchmark index. Given the nature of the Fund, the Board was satisfied with the Fund’s performance. The Board noted that the Fund’s active share and performance over the last twelve months were both in the highest quartile versus its peers.

Alpha Architect International Quantitative Value ETF: The Board considered the Adviser’s explanation for the appropriate peer group of the Fund as passively-managed funds with concentrated holdings in cheap high-quality international stocks. Given the narrow focus of the Fund and small number of peers in that space, the Adviser also provided peer group data for actively-managed ETFs and actively-managed mutual funds with similar objectives. The Board noted that the Fund tracks a proprietary index called the Alpha Architect International Quantitative Value Index. In addition, per the Board’s request, the Fund’s performance was also shown versus the MSCI/EAFE index. The Board also considered the Fund’s “active share” versus the peer groups. Active Share measures the degree of difference between a fund’s holdings and the holdings of the fund’s benchmark index. Given the nature of the Fund, the Board was satisfied with the Fund’s performance. The Board noted that the Fund’s active share over the last twelve months was in the highest quartile versus its peers, but that its performance was in the lowest quartile.

Alpha Architect U.S. Quantitative Momentum ETF: The Board considered the Adviser’s explanation for the appropriate peer group of the Fund as passively-managed funds with concentrated holdings in high-quality U.S. stocks with positive momentum. Given the narrow focus of the Fund and small number of peers in that space, the Adviser also provided peer group data for actively-managed ETFs and actively-managed mutual funds with similar objectives. The Board noted that the passively-managed Fund tracks a proprietary index called the Alpha Architect Quantitative Momentum Index. In addition, per the Board’s request, the Fund’s performance was also shown versus the Russell 1000 index. The Board also considered the Fund’s “active share” versus the peer groups. Active Share measures the degree of difference between a fund’s holdings and the holdings of the fund’s benchmark index. Given the nature of the Fund, the Board was satisfied with the Fund’s performance. The Board noted that the Fund’s active share and performance over the last twelve months were both in the highest quartile versus its peers.

Alpha Architect International Quantitative Momentum ETF: The Board considered the Adviser’s explanation for the appropriate peer group of the Fund as passively-managed funds with concentrated holdings in high-quality international stocks with positive momentum. Given the narrow focus of the Fund and small number of peers in that space, the Adviser also provided peer group data for actively-managed ETFs and actively-managed mutual funds with similar objectives. The Board noted that the passively-managed Fund tracks a proprietary index called the Alpha Architect International Quantitative Momentum Index. In addition, per the Board’s request, the Fund’s performance was also shown versus the MSCI/EAFE index. The Board also considered the Fund’s “active share” versus the peer groups. Active Share measures the degree of difference between a fund’s holdings and the holdings of the fund’s benchmark index. Given the nature of the Fund, the Board was satisfied with the Fund’s performance. The Board noted that the Fund’s active share over the last twelve months was in the highest quartile versus its peers, but that its performance was in the lowest quartile.

Alpha Architect Value Momentum Trend ETF: The Board considered the Adviser’s explanation for the appropriate peer group of the Fund as actively-managed fund-of-funds ETF. Given the narrow focus of the Fund and small number of peers in that space, the Adviser also provided peer group data for actively-managed ETFs and actively-managed mutual funds with similar objectives. The Board noted that the Fund tracks a proprietary index called the Alpha Architect Value Momentum Trend Index. In addition, the Fund is benchmarked against the MSCI World Index as shown in the Trust’s prospectus. Given the nature of the Fund, the Board was satisfied with the Fund’s performance. The Board noted that the Fund’s performance since inception was in the highest quartile, and over the last twelve months was in the second quartile.

Comparative Fees and Expenses. In considering the proposed advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser. With respect to the advisory fee and expense ratios for each Fund, the Board also considered the fee and expense ratios versus the fees and expenses charged to other ETFs and mutual funds. The Board noted that there were few passively-managedand actively -managedETFs and mutual funds using the strategies comparable to Adviser’s strategies, and it was therefore difficult to compare a Fund’s management fee and estimated expenses with the fees and expenses of comparable passively-managed and actively-managed ETFs and mutual funds.

In addition, the Board considered the “active fee” of each of the U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF. Active fee is a measure of the cost of active management within a portfolio and is determined by dividing a fund’s management fee by its active share.

With respect to the U.S. Quantitative Value ETF, the Board noted that its net expense ratios were in the highest quartile of ETFs and the second lowest quartile of mutual funds. It also noted that the Fund’s active fees were in the highest quartile for ETFs and lowest quartile for mutual funds.

With respect to the International Quantitative Value ETF, the Board noted that its net expense ratios were in the highest quartile of ETFs and the second lowest quartile of mutual funds. It also noted that the Fund’s active fees were in the highest quartile for ETFs and second lowest quartile for mutual funds.

The Board noted that U.S. Quantitative Momentum ETF’s net expense ratios were in the highest quartile of ETFs and the second highest quartile of mutual funds. It also noted that the Fund’s active fees were in the highest quartile for ETFs and second lowest versus mutual funds.

The Board noted that International Quantitative Momentum ETF’s net expense ratios were in the highest quartile of ETFs and the middle quartile of mutual funds. It also noted that the Fund’s active fees were in the highest quartile for ETFs and second lowest versus mutual funds.

With respect to the Alpha Architect Value Momentum Trend ETF, the Board noted the Fund’s net expense ratios were in the highest quartile of ETFs and the second lowest quartile of mutual funds. It also noted that the Fund’s active fees were in the highest quartile for ETFs and second lowest versus mutual funds. The Board also noted the effect of the contractual fee waiver in place for the Fund.

Due to the unique nature of the Funds and their limited operating history, the Board was satisfied with each Fund’s current fee level but noted that it will continue to monitor the Funds’ fee level.

On January 10, 2019, a Special Meeting of the Board of Trustees (the “Trustees”) convened and the Trustees ratified a restated Investment Advisory Agreements and Fee Waiver Agreement effective January 31, 2019.

As of January 31, 2019, the table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

Alpha Architect U.S. Quantitative Value ETF	0.49%
Alpha Architect International Quantitative Value ETF	0.59%
Alpha Architect U.S. Quantitative Momentum ETF	0.49%
Alpha Architect International Quantitative Momentum ETF	0.59%
Alpha Architect Value Momentum Trend ETF	0.45%

The Adviser has contractually agreed to waive all or a portion of its management fee for the Alpha Architect Value Momentum Trend ETF until at least January 31, 2020 to the extent necessary to prevent (i) management fees paid to the investment adviser for the Fund plus (ii) the aggregate amount of management fees paid to the Adviser for management of the Alpha Architect ETFs that are directly attributable to the Fund’s ownership of shares of the Alpha Architect ETFs, from exceeding 0.79% of the Fund’s daily net assets. This waiver agreement may be terminated only by agreement of the investment adviser and the Fund’s Board of Trustees.

Costs and Profitability. The Board further considered information regarding the profits realized by the Adviser in connection with providing services to the Funds. The Advisor’s level of profitability was discussed, as well as the current levels of compensation paid to the Adviser’s personnel versus the market. It was noted that as the Trust’s assets grow, the Adviser will likely begin to pay market rates to its professional team, dampening any potential economies of scale in the near term. The Board, however, reviewed profit and loss information provided by the Adviser with respect to the Funds, and the costs associated with the personnel, systems and equipment necessary to manage each Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser pays in accordance with the Advisory Agreements. The Board also took into consideration that the Adviser pays all expenses incurred by the Funds except for the fees paid to the Adviser pursuant to the Agreements, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses. The Board also noted the effect of the contractual fee waiver in place for the Alpha Architect Value Momentum Trend ETF.

Other Benefits. The Board further considered the extent to which the Adviser might derive ancillary benefits from Fund operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. The Board also noted that the Adviser did not have any affiliates that might benefit from Fund operations.

Economies of Scale. The Board also considered whether economies of scale would be realized by each Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted the prior discussion regarding costs and profitability and that the advisory fees for each Fund do not include breakpoints but concluded that it was premature – as the Funds are still relatively new to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved the Advisory Agreements, including the compensation payable under the Agreements.

ALPHA ARCHITECT ETF TRUST

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.Each Funds’ portfolio holdings are posted on their website at http://www.alphaarchitect.com/funds daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at http://www.alphaarchitect.com/funds.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

ALPHA ARCHITECT ETF TRUST

PRIVACY POLICY
 (Unaudited)

ALPHA ARCHITECT ETF TRUST (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.”

However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser
Empowered Funds, LLC
213 Foxcroft Road
Broomall, PA 19008

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Spicer Jeffries LLP
4601 DTC Boulevard, Suite 700
Denver, CO 80237

Legal Counsel
Pellegrino, LLC
303 West Lancaster Avenue, Suite 302
Wayne, PA 19087

Alpha Architect U.S. Quantitative Value ETF
Symbol – QVAL
CUSIP – 02072L102

Alpha Architect International Quantitative Value ETF
Symbol – IVAL
CUSIP – 02072L201

Alpha Architect U.S. Quantitative Momentum ETF
Symbol – QMOM
CUSIP – 02072L409

Alpha Architect International Quantitative Momentum ETF
Symbol – IMOM
CUSIP – 02072L300

Alpha Architect Value Momentum Trend ETF
Symbol – VMOT
CUSIP – 02072L508

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2)	A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpha Architect ETF Trust

By (Signature and Title  /s/  Wesley Gray
 Wesley Gray, President, Principal Executive Officer

Date   May 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/  Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date  May 30, 2019

By (Signature and Title)*  /s/  John R. Vogel
John R. Vogel, Chief Financial Officer and Treasurer

Date  May 30, 2019

* Print the name and title of each signing officer under his or her signature.